Common Stock Warrants - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 12, 2022
Common Stock Warrants Outstanding	5,907,000
Common Stock Warrants Expiration Date	Aug. 12, 2026
Class of warrants repurchased	1,300,000		1,300,000
Warrant Redemption Condition Minimum Share Price Scenario Two	$ 18
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	$ 11.5
Common Stock
Issuance of Series C redeemable convertible preferred stock, net of issuance costs, shares		12,000,000
Public Warrants
Common Stock Warrants Outstanding	2,733,000
Common stock warrants issued as part of business combination	3,100,000
Common Stock Warrants Expiration Date	Aug. 12, 2026
Warrant Redemption Period	30 days
Class of warrants repurchased	300,000
Warrant Redemption Condition Minimum Share Price Scenario One	$ 10
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	11.5
Public Warrants | Common Stock, Closing Price equals or Exceeds $18 Per Share [Member]
Redemption Price Per Public Warrant	0.01
Issuance of common stock Per Share	18
Public Warrants | Common Stock, Closing Price equals or Exceeds $10 Per Share [Member]
Redemption Price Per Public Warrant	0.1
Issuance of common stock Per Share	$ 10
Private Placement Warrants
Common Stock Warrants Outstanding	0
Common stock warrants assumed as part of business combination	100,000
Class of warrants repurchased	100,000
P I P E Warrants
Common Stock Warrants Outstanding	3,174,000	4,000,000
Common stock warrants issued as part of business combination		12,000,000
Common Stock Warrants Expiration Date	Aug. 12, 2026
Class of warrants repurchased	800,000
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	$ 11.5